CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Net income of year	$ 322,084,531		$ 148,108,419		$ 140,081,887
Components of other comprehensive income that will not be reclassified to income for the year, before taxes
Gains (losses) from defined benefit plans	(1,263,781)		19,669		(2,355,384)
Other comprehensive income that will not be reclassified to incom for the year, before taxes	(1,263,781)		19,669		(2,355,384)
Components of other comprehensive income that will be reclassified to income for the year, before taxes
Gains (losses) on exchange differences on translation	63,008	[1]	(5,661)		84,962	[1]
Gains (losses) on cash flow hedges	37,990,079	[1]	(34,786,480)	[1]	(27,280,176)
Other comprehensive income that will be reclassified to income for the year, before taxes	38,053,087		(34,792,141)		(27,195,214)
Other comprehensive income, before tax	36,789,306		(34,772,472)		(29,550,598)
Income taxes related to components of other comprehensive income that will not be reclassified to income for the year
Income tax relating to defined benefit plans	339,533		(47,228)		659,198
Income taxes related to components of other comprehensive income that will not be reclassified to income for the year	339,533		(47,228)		659,198
Income taxes related to components of other comprehensive income that will be reclassified to income for the year
Income tax relating to cash flow hedges	(16,196)		728		(20,648)
Income taxes related to components of other comprehensive income that will be reclassified to income for the year	(16,196)		728		(20,648)
Total other comprehensive income and expense	37,112,643		(34,818,972)		(28,912,048)
Comprehensive income (expense)	359,197,174	[2]	113,289,447		111,169,839
Comprehensive income (expense) attributable to:
Equity holders of the parent	341,548,106		96,580,893		91,752,250
Non-controlling interests	17,649,068		16,708,554		19,417,589
Total Comprehensive income (expense)	$ 359,197,174	[2]	$ 113,289,447		$ 111,169,839

[1]	These concepts will be reclassified to the Statement of Income when it’s settled.
[2]	See Note 27 - Common Shareholders’ Equity.